Equity (Tables)	12 Months Ended
Dec. 31, 2021
Schedule ofclasses of shares and main shareholders

On December 31, 2021, paid in capital is R$10,800,000 (R$10,800,000 as of December 31, 2020). It includes shares (with no par value) and the main shareholders are presented below:

								Number of shares in units
Shareholders	Common		Class "A” Preferred		Class “B” preferred		Total
	number of share	%	number of share	%	number of share	%	number of share	%
State of Paraná	734,304,512	69.66	-	-	115,969,784	6.91	850,274,296	31.07
BNDES	131,161,562	12.44	-	-	524,646,248	31.24	655,807,810	23.96
Eletrobras	15,307,740	1.45	-	-	-	-	15,307,740	0.56
Free float:
B3	126,653,784	12.02	661,760	21.16	863,944,649	51.44	991,260,193	36.23
NYSE	43,115,100	4.09	-	-	172,460,400	10.27	215,575,500	7.88
Latibex	228,667	0.02	-	-	1,782,043	0.11	2,010,710	0.07
City Halls	1,783,930	0.17	93,260	2.98	34,710	-	1,911,900	0.07
Other shareholders	1,535,165	0.15	2,372,980	75.86	497,456	0.03	4,405,601	0.16
	1,054,090,460	100.00	3,128,000	100.00	1,679,335,290	100.00	2,736,553,750	100.00

Schedule ofchanges in equity Value adjustments

Adjustments arising from the changes in fair value involving financial assets, as well as actuarial gains and losses, are also recorded in this line item:

Balance as of January 1, 2020	591,927
Actuarial liabilities
Post employment benefits	(271,345)
Taxes on adjustments	92,190
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(90,347)
Taxes on adjustments	30,717
Attributed to non-controlling interest	207
Balance as of December 31, 2020	353,349
Actuarial liabilities
Post employment benefits	246,626
Taxes on adjustments (a)	(93,881)
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(70,569)
Taxes on adjustments	23,994
Actuarial liability - investment realization	(33,205)
Attributed to non-controlling interest	(144)
Balance as of December 31, 2021	426,170
(a) Derecognition of deferred tax assets on actuarial liabilities of Copel SER because there is no reasonable certainty that sufficient future taxable income w ill be generated for its absorption.

Schedule of proposed dividend distribution

Parent Company	12.31.2021	12.31.2020	12.31.2019
Calculation basis for dividends
Net income for the year	4,952,573	3,904,202	1,989,946
Legal Reserve (5%)	(247,629)	(195,210)	(99,497)
Realization of equity evaluation adjustment	46,575	59,630	66,226
	4,751,519	3,768,622	1,956,675
Proposed dividends
Interest on own capital - gross value (a)	522,809	807,500	643,000
Interim dividends (b)	1,197,003	-	-
Complement to reach the mandatory minimum	-	211,057	-
Additional proposed dividends	1,368,675	1,507,449	-
	3,088,487	2,526,006	643,000
Gross value of dividends per class of shares:
Ordinary shares	1,120,747	1,278,126	325,210
Class “A” preferred shares	3,658	4,155	1,291
Class “B” preferred shares	1,964,082	1,243,725	316,499
Gross value of dividends per share:
Ordinary shares	1.06323	0.88128	0.22423
Class “A” preferred shares	1.16956	1.27172	0.39466
Class “B” preferred shares	1.16956	0.96941	0.24669

Gross value of dividends per share - Units (c)	5.74147	-	-
(a) R$239,636 approved by the Board of Directors on 9/17/2021, paid on 11/30/2021, and R$283,173 approved by the Board of Directors on 12/8/2021, with payment date to be defined at the AGM.
(b) Dividend approved by the Board of Directors on 9/17/2021, paid on 11/30/2021.
(c) The Units are made up of 1 common share and 4 class "B" preferred shares

Schedule of earnings per share - basic and diluted

Parent company	Continuing	Discontinued	Total	Continuing	Discontinued	Total	Continuing	Discontinued	Total
	operations	operations	12.31.2021	operations	operations	12.31.2020	operations	operations	12.31.2019
Basic and diluted numerator
Basic and diluted earnings allocated by classes of shares, allocated to controlling shareholders:
Common shares	1,417,379	482,241	1,899,620	1,935,144	40,607	1,975,751	1,051,809	(44,707)	1,007,102
Class “A” preferred shares	4,478	1,430	5,908	5,783	100	5,883	2,920	(111)	2,809
Class “B” preferred shares	2,345,340	701,705	3,047,045	1,883,054	39,514	1,922,568	1,023,538	(43,503)	980,035
	3,767,197	1,185,376	4,952,573	3,823,981	80,221	3,904,202	2,078,267	(88,321)	1,989,946
Basic and diluted denominator
Weighted average of shares (in thousands):
Common shares	1,176,755,935	1,176,755,935	1,176,755,935	1,450,310,800	1,450,310,800	1,450,310,800	1,450,310,800	1,450,310,800	1,450,310,800
Class “A” preferred shares	3,171,194	3,171,194	3,171,194	3,268,067	3,268,067	3,268,067	3,273,682	3,273,682	3,273,682
Class “B” preferred shares	1,556,626,621	1,556,626,621	1,556,626,621	1,282,974,883	1,282,974,883	1,282,974,883	1,282,969,268	1,282,969,268	1,282,969,268
	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750

Basic and diluted earnings per share attributable to controlling shareholders
Common shares	1.20448	0.40981	1.61429	1.33430	0.02800	1.36229	0.72523	(0.03083)	0.69440
Class “A” preferred shares	1.41173	0.45079	1.86252	1.76982	0.03080	1.80062	0.89086	(0.03391)	0.85790
Class “B” preferred shares	1.50668	0.45079	1.95747	1.46773	0.03080	1.49852	0.79778	(0.03391)	0.76388